INVESTMENTS, DEBT AND DERIVATIVES - Financing activities 2023 (Details) ₴ in Millions, $ in Millions, ₸ in Billions, ₨ in Billions, ৳ in Billions									1 Months Ended					2 Months Ended		3 Months Ended		4 Months Ended		12 Months Ended
		May 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 13, 2023 USD ($)	Oct. 04, 2023 USD ($)	Sep. 27, 2023 USD ($)	Apr. 26, 2023 USD ($)	Apr. 19, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 BDT (৳)	Sep. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 PKR (₨)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 BDT (৳)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 PKR (₨)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 KZT (₸)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 UAH (₴)	Dec. 31, 2025 KZT (₸)	Sep. 30, 2025 KZT (₸)	May 31, 2024 PKR (₨)	Feb. 29, 2024 BDT (৳)	Jan. 31, 2024 USD ($)	Nov. 30, 2023 BDT (৳)	Nov. 24, 2023	Oct. 31, 2023 USD ($)	Oct. 09, 2023 USD ($)	Sep. 13, 2023 redemptionNotice	Apr. 30, 2023 PKR (₨)	Apr. 03, 2023	Jan. 24, 2023	Nov. 11, 2022
Disclosure of detailed information about borrowings [line items]
Utilized																				$ 3,143	$ 3,348
Repayment of borrowings	[1]																			$ 1,296	$ 1,333	$ 951
2023 Notes
Disclosure of detailed information about borrowings [line items]
Amendment fee (in basis points)																																			2.00%
Notes, purchase price, percentage of principal amount (in percent)																																			102.00%
Payment of put option premium, notes							$ 9
October 2023 Notes
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued								$ 165
Amendment fee								1
December 2023 Notes
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued								$ 294
Amendment fee						$ 1
VEON Holdings B.V. | PJSC Vimpelcom
Disclosure of detailed information about borrowings [line items]
Proceeds																						2,140
Notes offset against purchase consideration			$ 1,576
Debt repayment			406								$ 406
Unitel LLC | Russian cash generating units
Disclosure of detailed information about borrowings [line items]
Deferred consideration			72															$ 72				72
Notional amount																																$ 1,576
Unitel LLC | Issue of notes | Russian cash generating units
Disclosure of detailed information about borrowings [line items]
Notional amount			1,005															1,005				1,005
PJSC Vimpelcom | Issue of notes | Russian cash generating units
Disclosure of detailed information about borrowings [line items]
Notional amount			72															72				72
2023 Notes At 5.95 percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)																														5.95%							5.95%
Debt repayment				$ 39
2023 Notes At 7.25 percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)																														7.25%
Alfa Bank RUB 45 million loan | VEON Finance Ireland Designated Activity Company
Disclosure of detailed information about borrowings [line items]
Scheme creditors percentage voting																																				97.59%
Veon Holdings B.V. revolving credit facility, available until february 2024
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 1,250															1,250				1,250
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Utilized									$ 363					$ 363														$ 692			$ 692
Raiffeisen Bank Aval | Kyivstar
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings																						38	₴ 1,400
OTP Bank UAH 490 million loan | Kyivstar
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings																						$ 21	₴ 760
PKR50BN syndicated credit facility | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings												$ 41	₨ 10
Syndicated loan with a 10 year maturity | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 164																						₨ 40
Proceeds from non-current borrowings																$ 232	₨ 65
Facility amount		$ 270																								₨ 75
Borrowings term		10 years
Syndicated loan with a 5 year maturity | BDCL (Bangalink Digital Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings									45	৳ 5				27	৳ 3
Facility amount									$ 73					$ 73													৳ 8		৳ 8
Borrowings term									5 years	5 years
Pakistan Mobile Communications Limited - Term Facility
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings																		$ 22	₸ 9.8
Facility amount | ₸																								₸ 15.0	₸ 10.0
VEON Holdings B.V.’s bonds maturing in December 2023 and June 2024
Disclosure of detailed information about borrowings [line items]
Number of redemption notices issued | redemptionNotice																																	2
December 2023 Notes
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings						$ 243
June 2024 notes
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings					$ 406

[1]	*** Certain prior period comparatives have been represented to conform with the current year presentation.